Deconsolidation of a Subsidiary	12 Months Ended
Dec. 31, 2010
Deconsolidation of a Subsidiary [Abstract]
DECONSOLIDATION OF A SUBSIDIARY
5. DECONSOLIDATION OF A SUBSIDIARY
On December 31, 2010, Huayi acquired 51% of Huayi Juren Information’s shares. The Group and another shareholder own the remaining 34% and 15% interest, respectively. In exchange for the 51% interest, Huayi agreed to pay the Group a total consideration of RMB57,250,000 (US$8,674,242). RMB 28,625,000 was paid to the Group as of December 31, 2010.

As a result of the deconsolidation, the Group’s investment in Huayi Juren Information increased by RMB 21,250,000, representing the Group’s net investment on December 31, 2010 immediately before the transaction. The following adjustments were made to the consolidated balance sheet to reflect the deconsolidation of Huayi Juren Information on December 31, 2010:

in RMB
Intangible assets (Note 8)	(25,000,000)
Due from related parties (Note 21)	25,000,000
Cash and cash equivalents	(25,000,000)
Non-controlling interests (Note 15)	3,750,000

(21,250,000)
The Group had a receivable due from Huayi Juren Information amounting to RMB 25,000,000 (US$3,787,879). Effective December 31, 2010, as a result of the disposal, Huayi Juren Information is no longer consolidated, accordingly, the receivable is no longer eliminated in consolidation and is presented as “Due from related parties” (see Note 21) in the consolidated balance sheet.

As a result of the disposition to Huayi, the Group reduced its investment in Huayi Juren Information by RMB 12,750,000 for the 51% interest sold, resulting in a remaining investment balance of RMB 8,500,000 for its 34% retained interest. The Group recognized a gain on the disposition amounting to RMB 44,500,000 (US6,742,424), representing the difference between the proceeds received of RMB 57,250,000 (US$8,674,242), and the pro rata portion of the investment sold of RMB 12,750,000. The Group also recognized a gain of RMB 24,274,051 (US$3,677,886), representing the difference between the fair value of the equity investment retained amounting to RMB 32,774,051 (US$4,965,765), and the pro rata portion of the investment retained of RMB 8,500,000 (US$1,287,879) The fair value of the retained equity interest was derived from the sale price of the Group’s 51% interest to Huayi adjusted for a discount for lack of control. The total gain on the deconsolidation of Huayi Juren Information amounting to RMB 68,774,051 (US$10,420,311) is included in “Other (expense) income, net” in the accompanying consolidated statement of operations and comprehensive income.